EXPENSES BY NATURE (Tables)	3 Months Ended
Mar. 31, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES

The following table presents a breakdown of operating expenses (in thousands):

	For the Three Months Ended
	March 31, 2025	March 31, 2024
Cost of Sales	$320,045	$179,984

Operating Expenses
General and Administrative Expenses	17,516	12,136
Salaries and Benefits	9,702	5,868
Stock-Based Compensation	1,305	1,354
Administrative Expenses	892	836
Professional Fees	4,193	3,118
Depreciation and Amortization Expense	379	326
Other General and Administrative Expenses	1,045	634
Marketing Expenses	17,697	12,629
Salaries and Benefits	390	205
Stock-Based Compensation for Employees	40	4
Stock-Based Compensation for Agents	3,115	2,137
Revenue Share	12,504	9,064
Other Marketing and Advertising Cost	1,648	1,219
Research and Development Expenses	3,932	2,462
Salaries and Benefits	2,394	1,391
Stock-Based Compensation	305	135
Other Research and Development	1,233	936
Settlement of Litigation	—	9,250
Total Operating Expenses	$39,145	$36,477
Total Cost of Sales and Operating Expenses	$359,190	$216,461

SCHEDULE OF FINANCE COST

The following table provides a detailed breakdown of finance costs (in thousands) as reported in the Condensed Consolidated Statement of Comprehensive Loss:

	For the Three Months Ended
Description	March 31, 2025	March 31, 2024
Change in Fair Value of Warrants Liability	$—	$271
Realized Losses	5	53
Bank Fees	178	110
Finance Costs	(149)	118
Total Finance Expenses	$34	$552